CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Other comprehensive income (loss):
Unrealized net holding gains on securities available for sale, tax effect	$ (1,523)	$ 9,840
Adjustment to minimum pension liability, tax effect	$ 18,535	$ 6,329